Fair Value Measurements (Details) - Schedule of quantitative information regarding level 3 fair value measurements - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Stock Price (in Dollars per share)	$ 10.14	$ 10.21
Expected volatility	2.60%	6.50%	11.70%
Expected life	5 years 2 months 19 days	5 years 4 months 20 days	5 years 10 months 28 days
Risk-free interest rate	2.42%	1.29%	0.49%
Dividend yield
Convertible Promissory Note [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock Price (in Dollars per share)	$ 10.62	$ 10.82
Probability of transaction	99.00%	90.00%
Expected volatility	4.40%	4.90%
Risk-free interest rate	0.39%	0.84%
Time to Expiration (in years)	2 months 8 days	4 months 20 days
Dividend yield	0.00%	0.00%